ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 2,657,524,000
Other comprehensive income (loss) before reclassifications	40,654,000	$ (7,942,000)	$ (25,226,000)
Amounts reclassified into earnings	(168,000)		(52,000)
Net current period other comprehensive income (loss)	40,486,000	(7,942,000)	(25,278,000)
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	628,000	315,000	124,000
Separation of IAC	13,781,000
Balance at end of period	(1,414,417,000)	2,657,524,000
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at beginning of period	(136,349,000)	(128,726,000)	(103,568,000)
Other comprehensive income (loss) before reclassifications	40,655,000	(7,938,000)	(25,230,000)
Amounts reclassified into earnings	(168,000)	0	(52,000)
Net current period other comprehensive income (loss)	40,487,000	(7,938,000)	(25,282,000)
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	628,000	315,000	124,000
Separation of IAC	13,780,000
Balance at end of period	(81,454,000)	(136,349,000)	(128,726,000)
Unrealized (Loss) Gain on Available-For-Sale Security
Accumulated Other Comprehensive Loss
Balance at beginning of period	0	4,000	0
Other comprehensive income (loss) before reclassifications	(1,000)	(4,000)	4,000
Amounts reclassified into earnings	0		0
Net current period other comprehensive income (loss)	(1,000)	(4,000)	4,000
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	0	0	0
Separation of IAC	1,000
Balance at end of period	0	0	4,000
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Loss
Balance at beginning of period	(136,349,000)	(128,722,000)	(103,568,000)
Balance at end of period	(81,454,000)	(136,349,000)	(128,722,000)
Tax benefit or provision in AOCI	$ 0	$ 0	$ 0